UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                   FORM N-CSR


                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:       811-21072

Exact name of registrant
  as specified in charger:                World Insurance Trust

Address of principal
  executive offices:                      8730 Stony Point Parkway, Suite 205
                                          Richmond, VA 23235

Name and address
  of agent for service:                   Steven M. Felsenstein, Esq.
                                          Greenberg Traurig, LLP
                                          2700 Two Commerce Square
                                          2001 Market Street
                                          Philadelphia, PA  19103



Registrant's telephone number,
      including area code:                (888) 826-2520

Date of fiscal year end:                  December 31st

Date of reporting period:                 June 30th


Item #1.  Reports to Stockholders.

CSI EQUITY PORTFOLIO

Fund Expenses Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2005 and held for the six months ended June 30, 2005.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period. Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                    Expenses Paid
                                                   During Period*
                  Beginning Account Ending Account January 1, 2005
                        Value           Value          through
                   January 1, 2005  June 30, 2005   June 30, 2005
------------------------------------------------------------------
Actual                $1,000.00        $985.10          $6.15
------------------------------------------------------------------
Hypothetical
(5% return before
expenses)             $1,000.00       $1,018.75         $6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

B. Portfolio Holdings, by Sector, as Percentage of Net Assets (unaudited)
                                       [CHART]
                               CSI Equity Portfolio
            Portfolio Holdings by Sector, as Percentage of Net Assets
                           as of 6/30/2005 (unaudited)
   Banking                            15.87%
   Beverages                           1.94%
   Computer and Peripherals            3.55%
   Computer Software/Services          4.67%
   Drug & Medical                      9.03%
   Electronics/Equipment               7.00%
   Food                                6.66%
   Household                           7.36%
   Insurance                           1.74%
   Manufacturing                       3.68%
   Materials                           1.74%
   Oil                                 8.18%
   Retail                              9.79%
   Semi-conductors                     1.74%
   Specialty Chemicals                 1.90%
   Telecommunications                  3.78%
   Transportation                      5.24%
   Utilities                           3.72%
   Other assets, net                   2.40%

                             CSI EQUITY PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 June 30, 2005
                                  (Unaudited)

           Number
           of
           Shares Description                            Market Value
           ------ -----------                            ------------
                  Common Stocks:                  96.14%
                  Banking:                        15.87%
           15,800 Banco De Santander ADR                 $    182,964
            5,450 Bank America                                248,575
            8,300 Danske Bank AS Ord                          251,490
            5,800 DBS Group Holdings ADR                      194,880
            2,825 HSBC Holdings ADR                           225,010
            2,080 National Australia Bank ADR                 243,422
            4,400 State Street Corp.                          212,300
            4,300 Wachovia Corp                               213,280
            4,000 Wells Fargo & Co.                           246,320
                                                         ------------
                                                            2,018,241
                                                         ------------
                  Beverages:                       3.87%
            5,400 Pepsico Inc.                                247,050
            4,550 Anheuser Busch Cos.                         245,382
                                                         ------------
                                                              492,432
                                                         ------------
                  Computer and Peripherals:        3.55%
           11,500 Cisco Systems, Inc.*                        219,765
            5,850 Dell Computer*                              231,134
                                                         ------------
                                                              450,899
                                                         ------------
                  Computer Software/Services:      6.70%
            5,000 1st Data Corp                               200,700
            4,800 Automatic Data Processing, Inc.             201,456
            8,000 Microsoft Corp.                             198,720
            5,800 SAP ADR                                     251,140
                                                         ------------
                                                              852,016
                                                         ------------
                  Drug and Medical:                9.03%
            5,050 Abbott Laboratories                         247,501
            4,000 Amgen, Inc.*                                241,840
            3,650 Johnson & Johnson                           237,250
            4,100 Medtronic Inc.                              212,338
            7,600 Pfizer Inc.                                 209,608
                                                         ------------
                                                            1,148,537
                                                         ------------

          Number
          of
          Shares Description                              Market Value
          ------ -----------                              ------------
                 Electronics/Equipment:             7.00%
          4,600  Canon Inc. ADR                           $    242,098
          3,500  Emerson Electric Co.                          219,205
          6,125  General Electric Corp.                        212,231
          3,850  Johnson Controls Inc.                         216,871
                                                          ------------
                                                               890,405
                                                          ------------
                 Food:                              6.66%
          3,400  Diageo PLC ADR                                201,620
          3,900  Nestle S.A. ADR                               249,629
          5,500  Sysco Corp.                                   199,045
          2,850  William Wrigley Jr. Company                   196,194
                                                          ------------
                                                               846,488
                                                          ------------
                 Household:                         4.96%
            975  Kao Corporation ADR*                          230,090
          4,300  Proctor & Gamble                              226,825
          2,200  Toto Ltd.                                     174,118
                                                          ------------
                                                               631,033
                                                          ------------
                 Insurance:                         1.74%
          3,800  American International Group, Inc.            220,780
                                                          ------------
                 Manufacturing:                     3.68%
          5,200  Du Pont EI                                    223,652
          4,750  United Technologies                           243,913
                                                          ------------
                                                               467,565
                                                          ------------
                 Materials:                         1.74%
          8,100  BHP Billiton LTD ADR                          221,130
                                                          ------------
                 Oil:                               8.18%
          3,800  BP PLC ADR                                    237,044
          5,800  Conocophillips                                333,442
          3,100  Schlumberger Ltd.                             235,413
          2,000  Total Fina ADR                                233,700
                                                          ------------
                                                             1,039,599
                                                          ------------
                 Retail:                            6.77%
          5,050  Avon Products                                 191,143
          8,500  Borders Group Inc.                            215,135
          4,800  Costco Wholesale                              215,136
          6,150  Home Depot Inc.                               239,235
                                                          ------------
                                                               860,649
                                                          ------------

               Number
               of
               Shares Description                   Market Value
               ------ -----------                   ------------
                      Semi-conductors:        1.74%
                8,500 Intel Corp.                   $    221,510
                                                    ------------
                      Specialty Chemicals:    1.90%
                3,350 3M Company                         242,205
                                                    ------------
                      Telecommunications:     3.78%
               12,300 China Telecom LTD ADR              228,657
                5,600 Hutchison Whampoa                  252,560
                                                    ------------
                                                         481,217
                                                    ------------
                      Transportation:         5.24%
                2,550 Fedex Corporation                  206,576
                4,800 Toyota Motor ADR                   238,080
                3,100 Union Pacific Corp.                221,619
                                                    ------------
                                                         666,275
                                                    ------------
                      Utilities:              3.72%
                8,300 EON AG ADR                         245,763
                5,400 FPL Group                          227,124
                                                    ------------
                                                         472,887
                                                    ------------
                      Total Investments:
                      (Cost: $10,673,563)**  96.14%   12,223,868
                      Other assets, net       3.86%      490,545
                                            ------- ------------
                      Net Assets            100.00% $ 12,714,413
                                            ======= ============

 * Non-income producing
** Cost for Federal income tax purposes is $10,673,563 and net unrealized appreciation consists of:

Gross unrealized appreciation $1,741,125
Gross unrealized depreciation   (190,820)
                              ----------
Net unrealized appreciation   $1,550,305
                              ==========

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.
See Notes to Financial Statements
CSI EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)

ASSETS
Investments at value (identified cost of $10,673,563) (Notes 1 & 3)                   $12,223,868
Cash                                                                                    1,671,736
  Receivables:
    Dividends                                                                 $16,788
    Interest                                                                      951
    Prepaid expenses                                                           30,310
                                                                              -------
                                                                                           48,049
                                                                                      -----------
       Total Assets                                                                    13,943,653
                                                                                      -----------
Liabilities
  Payable for securities purchased                                                      1,224,543
  Accrued Expenses                                                                          4,697
                                                                                      -----------
       Total Liabilities                                                                1,229,240
                                                                                      -----------
NET ASSETS                                                                            $12,714,413
                                                                                      ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE ($12,714,413 / 961,740 shares outstanding)                            $     13.22
                                                                                      ===========
At June 30, 2005 there was an unlimited amount of no par value shares of beneficial interest and the components of net assets are (Note 1):
Paid in capital                                                                       $10,945,597
Undistributed net investment income                                                        43,941
Accumulated realized gains on investments                                                 174,570
Net unrealized appreciation of investments                                              1,550,305
                                                                                      -----------
Net Assets                                                                            $12,714,413
                                                                                      ===========

See Notes to Financial Statements
CSI EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (Unaudited)

  INCOME
   Dividends                                              $115,166
   Interest                                                  1,476
                                                          --------
   Total income                                                    $ 116,642
                                                                   ---------
  EXPENSES
   Investment advisory fees (Note 2)                        58,136
   Accounting fees (Note 2)                                  6,986
   Custody fees                                              2,411
   Administrative services (Note 2)                          5,816
   Transfer agent fees (Note 2)                              3,095
   Legal and audit fees                                      2,915
   Insurance                                                 1,609
   Shareholder services & reports                            4,421
   Miscellaneous                                             8,652
                                                          --------
       Total expenses                                                 94,041
  Management fee waivers and expenses reimbursed                     (21,340)
                                                                   ---------
  Net expenses                                                        72,701
                                                                   ---------
  Net investment income                                               43,941
                                                                   ---------
  Realized and Unrealized Gain (Loss) on
   Investments:
   Net realized gain on investments                                  186,253
   Net decrease in unrealized appreciation on investments           (402,495)
                                                                   ---------
   Net loss on investments                                          (216,242)
                                                                   ---------
   Net decrease in net assets resulting from operations            $(172,301)
                                                                   =========

See Notes to Financial Statements
CSI EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

                                                                 Six months ended
                                                                  June 30, 2005      Year ended
                                                                   (unaudited)    December 31, 2004
                                                                 ---------------- -----------------
Increase (decrease) in net assets from:
OPERATIONS
 Net investment income                                             $    43,941       $    61,477
 Net realized gain on investments                                      186,253            75,939
 Change in unrealized appreciation of investments                     (402,495)          868,860
                                                                   -----------       -----------
 Net increase (decrease) in net assets resulting from operations      (172,301)        1,006,276
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income ($.00 and $.08 per share, respectively)              --           (66,061)
 Capital gains ($.00 and $.18 per share, respectively)                      --          (140,005)
                                                                   -----------       -----------
                                                                            --          (206,066)
                                                                   -----------       -----------
CAPITAL SHARE TRANSACTIONS
 Net increase in net assets resulting from capital share
  transactions*                                                      1,795,055         2,249,421
                                                                   -----------       -----------
 Net increase in net assets                                          1,622,754         3,049,631
 Net assets at beginning of period                                  11,091,659         8,042,028
                                                                   -----------       -----------
NET ASSETS at the end of the period                                $12,714,413       $11,091,659
                                                                   ===========       ===========

* A summary of capital share transactions follows:

                             Six months ended
                              June 30, 2005           Year ended
                               (unaudited)        December 31, 2004
                           -------------------  ---------------------
                            Shares     Value     Shares      Value
                           -------  ----------  --------  -----------
         Shares sold       154,745  $2,055,061   269,666  $ 3,427,907
         Shares reinvested      --          --    15,355      206,066
         Shares redeemed   (19,625)   (260,006) (109,043)  (1,384,552)
                           -------  ----------  --------  -----------
         Net increase      135,120  $1,795,055   175,978  $ 2,249,421
                           =======  ==========  ========  ===========

See Notes to Financial Statements
CSI EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                 Six months ended
                                  June 30, 2005      Year ended        Year ended        Period ended
                                   (Unaudited)    December 31, 2004 December 31, 2003 December 31, 2002*
                                 ---------------- ----------------- ----------------- ------------------
Per Share Operating
 Performance
Net asset value, beginning of
 period                              $ 13.42           $ 12.36           $  9.93           $ 10.00
                                     -------           -------           -------           -------
Income from investment
 operations:
  Net investment income
   (loss) Net investment
   income (loss)                        0.05              0.05              0.03             (0.00)/(1)/
  Net realized and unrealized
   gain (loss) on
   investments Net realized
   and unrealized gain (loss)
   on investments                     (0.25)              1.27              2.47             (0.07)
                                     -------           -------           -------           -------
Total from investment
 operations                            (0.20)             1.32              2.50             (0.07)
                                     -------           -------           -------           -------
Less distributions:
  Distributions from net
   investment income                      --             (0.08)            (0.02)               --
  Distributions from capital
   gains                                  --             (0.18)            (0.05)               --
                                     -------           -------           -------           -------
Total distributions                       --             (0.26)            (0.07)               --
                                     -------           -------           -------           -------
Net asset value, end of period       $ 13.22           $ 13.42           $ 12.36           $  9.93
                                     =======           =======           =======           =======
Total Return                          (1.49%)           10.64%            25.22%            (0.70%)
                                     =======           =======           =======           =======
Ratios/Supplemental Data
Net assets, end of period
 (000's)                             $12,714           $11,092           $ 8,042           $ 2,032
Ratio to average net assets/(A)/
  Expense ratio - net/(B)/             1.25%**           1.25%             1.25%             1.25%**
  Net investment income
   (loss)                              0.76%**           0.67%             0.31%            (0.14%)**
Portfolio turnover rate               10.68%             8.91%            24.23%             1.29%

 *Commencement of operation was September 20, 2002.
**Annualized
/(1)/ Less than one cent per share.
/(A)/ Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.37% for the six months ended June 30, 2005, 0.71% for the year ended December 31, 2004, 1.17% for the year ended December 31, 2003 and by 20.8% for the period ended December 31, 2002.
/(B)/ Expense ratio - net reflects the effect of the management fee waivers and reimbursement of expenses.

See Notes to Financial Statements

CSI EQUITY PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The CSI Equity Portfolio (the "Fund") is a series of The World Insurance Trust (the "Trust") which is registered under The Investment Company Act of 1940, as amended, as an open-end management company. The Fund was established in September 2002 as a series of the Trust. Shares of the CSI Equity Portfolio are not sold to individual investors, and are only offered to various life insurance companies to fund benefits under their variable annuity contracts and variable life insurance policies.

The objective of the Fund is to seek to achieve growth of capital by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into common stock and warrants.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Trust's Board of Trustees. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees. Depositary receipts are valued at the closing price unless the Trust is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate.

B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D. Cash and Cash Equivalents. Cash and cash equivalents consist of overnight deposits with Custodian Bank which earn interest at the current market rate.
E. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI"), provides investment advisory services for an annual fee of 0.65% of the average daily net assets of the Fund. Administrative and shareholder services are the responsibility of the Advisor and are sub-contracted to Commonwealth Shareholder Services, Inc. ("CSS) for an annual fee of 0.35% of the average daily net assets of the Fund. CSS received $5,816 for its services for the six months ended June 30, 2005.
The Advisor and CSS, collectively referred to as the "Service Providers", have contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 1.25% of average daily net assets through December 31, 2005. For the six months ended June 30, 2005, the Advisor waived fees of $21,340.

The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of June 30, 2005 expire as follows: $103,131 in 2005; $56,210 in 2006;
$64,976 in 2007 and $21,340 in 2008.

Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $3,095 for its services for the six months ended June 30, 2005.

Commonwealth Fund Accounting ("CFA") is the Fund's pricing agent. CFA received $6,986 for its services for the six months ended June 30, 2005.
Certain officers and/or directors of the Fund are also officers and/or directors of CSI, CSS, CFA and FSI.

NOTE 3 - INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term notes for the six months ended June 30, 2005, were $3,011,568 and $1,194,875, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses. The following distributions were made to shareholders:

                       Six Months ended
                        June 30, 2005      Year ended
                         (unaudited)    December 31, 2004
                       ----------------------------------
Ordinary income
  distribution              $  --           $170,060
Long term capital gain
  distribution                 --             36,006
                            -----           --------
Total distributions         $  --           $206,066
                            =====           ========

As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gain $  174,570
Undistributed net investment income      43,941
Unrealized appreciation               1,550,305
                                     ----------
                                     $1,768,816
                                     ==========

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2005 is available on or through the SEC's website at www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov.

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable when filing a semi-annual report to shareholders.


ITEM 6.       SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17
CFR
270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) Code of ethics. Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The World Funds Inc.

By:   /s/ John Pasco, III
      ---------------------
      John Pasco, III
      Principal Executive Officer

Date: September 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John Pasco, III
      ---------------------
      John Pasco, III
      Principal Financial Officer

Date: September 2, 2005